1701 Market Street	Morgan, Lewis
Philadelphia, PA 19103-2921	& Bockius LLP
Tel: 215.963.5000	Counselors at Law
Fax: 215.963.5001

November 19, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             SEI Asset Allocation Trust (File Nos. 033-64875 and 811-07445)

Filing Pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of our client, SEI Asset Allocation Trust (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, a Statement of Certification executed by the Trust’s Vice President and Assistant Secretary certifying that the form of Prospectus and Statement of Additional Information dated November 16, 2010 that would have been filed under Rule 497(c) would not have differed from that contained in the Trust’s Post-Effective Amendment No. 24, which was filed with the Securities and Exchange Commission via EDGAR on November 16, 2010, accession number 0001104659-10-058750.

Please contact the undersigned at 215.963.5598 if you have any questions or comments concerning this filing.

Very truly yours,

/s/ Sean Graber
Sean Graber, Esq.

cc:                                 Ms. Julie Vossler

SEI Asset Allocation Trust

Statement of Certification

Pursuant to Rule 497(j)

SEI Asset Allocation Trust (the “Trust”) hereby certifies that the form of Prospectus and Statement of Additional Information dated November 16, 2010 that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 24 to the Trust’s Registration Statement on Form N-1A (File Nos. 033-64875 and 811-07445), which was filed electronically on November 16, 2010 (Accession No. 0001104659-10-058750).

SEI Asset Allocation Trust

By:	/s/ David F. McCann
David F. McCann

Title:	Vice President and Assistant Secretary

Date:	November 19, 2010